SCHEDULE OF OUTSTANDING CONVERTIBLE NOTES (Details) (Parenthetical) - USD ($)					6 Months Ended			12 Months Ended
	May 17, 2023	Aug. 31, 2022	Aug. 31, 2022	Jun. 04, 2021	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Apr. 29, 2021
Short-Term Debt [Line Items]
Cash received							$ 1,380,960	$ 1,380,960		$ 1,165,000
Principal accrued interest settled					2,000,000			2,000,000
Reissue of note for settlement					1,000,000			1,000,000
Common stock shares issued upon conversion of debt		6,081,484	6,081,484	8,522,125
Face value					2,000,000	[1],[2]		2,165,000	[1],[2],[3],[4]	2,165,000	[3],[4]
Note Sold in Exchange for Cash [Member] | Wallach Beth Capital LLC [Member]
Short-Term Debt [Line Items]
Cash received					1,045,150			1,045,150		1,045,150
Debt discount					$ 119,850			$ 119,850		$ 119,850
Face value		$ 1,380,960	$ 1,380,960
Debt discount		$ 86,040	$ 86,040
2021 Notes [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Face value												$ 3,266,845
2021 Notes [Member] | Wallach Beth Capital LLC [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Common stock shares issued upon conversion of debt	165,000

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). $165,000 of the outstanding principal was converted into shares of Common Stock on May 17 and on June 26, 2023.
[3]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).